Short-term benefits - Summary of Short-term Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	$ 1,658	$ 1,309
Accrued vacation pay [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	781	845
Profit sharing [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	355	138
Employees variable compensation program [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	269	0
Voluntary separation incentive plans [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	36	34
Salaries and related charges [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	$ 217	$ 292